Discontinued Operations (Details) (USD $)	3 Months Ended		0 Months Ended					1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 19, 2012 Portland Portfolio [Member] acre property		May 31, 2012 26200 Enterprise Way [Member]	Sep. 21, 2012 110 & 112 Hidden Lake Circle Buildings [Member]	Mar. 28, 2013 1111 Durham Avenue [Member]	Mar. 31, 2013 1111 Durham Avenue [Member]	Mar. 06, 2013 1111 Durham Avenue [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(Loss) on Sale	$ 0	$ 17,830,000	$ 17,823,000	[1]	$ 10,013,000	$ (259,000)	$ 0
Net Sales Proceeds	3,403,000	24,839,000	43,832,000	[1]	24,412,000	25,595,000	3,403,000
Number of Real Estate Properties Sold			4
Area of Land (in acres)			18.19
Sale price									4,000,000
Revenues:
Rental income	962,000	2,680,000
Tenant reimbursements	247,000	459,000
Property management fee revenue	0	0
Other rental income	0	0
Revenue	1,209,000	3,139,000
Expenses:
Property operating costs	749,000	1,197,000
Depreciation	264,000	754,000
Amortization of deferred leasing costs	61,000	186,000
General and administrative expenses	0	3,000
Expenses	1,074,000	2,140,000
Other income (expense):
Interest expense	0	0
Interest and other income	12,000	0
Net income attributable to noncontrolling interest	0	0
Other income (expense)	12,000	0
Operating income, excluding gain/(loss) on sale	147,000	999,000
Impairment loss	(6,402,000)	0						(6,400,000)
Income/(loss) from discontinued operations	$ (6,255,000)	$ 18,829,000

[1]	The Portland Portfolio consisted of four office properties known as the Deschutes building, the Rhein building, the Rogue building, and the Willamette building, as well as 18.19 acres of adjoining, undeveloped land.